Portfolio of Investments
Columbia Contrarian Europe Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Belgium 2.9%
KBC Group NV	116,537	8,550,941
Denmark 5.1%
Novo Nordisk A/S, Class B	240,840	14,660,339
Finland 2.6%
Sampo OYJ, Class A	165,964	7,512,719
France 21.5%
Airbus Group SE	58,599	8,606,087
Dassault Systemes	24,822	4,297,032
Kering SA	8,153	4,981,653
LVMH Moet Hennessy Louis Vuitton SE	21,111	9,193,252
Remy Cointreau SA	19,421	2,045,293
Sanofi	119,678	11,541,553
Total SA	221,747	10,797,019
Ubisoft Entertainment SA(a)	65,560	4,972,173
VINCI SA	52,296	5,793,828
Total		62,227,890
Germany 11.2%
Adidas AG	19,841	6,272,024
Allianz SE, Registered Shares	43,626	10,415,428
Knorr-Bremse AG	54,775	5,984,304
SAP SE	74,698	9,728,013
Total		32,399,769
Ireland 1.1%
Smurfit Kappa Group PLC	95,286	3,295,178
Italy 3.0%
Ferrari NV	16,744	2,825,579
Moncler SpA	72,435	3,117,768
Pirelli & C. SpA(b)	590,777	2,861,203
Total		8,804,550
Netherlands 5.9%
ASML Holding NV	39,706	11,142,983
Koninklijke Philips NV	130,756	5,988,290
Total		17,131,273
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 4.9%
DNB ASA	382,318	6,683,901
SalMar ASA	151,348	7,402,617
Total		14,086,518
Spain 3.7%
Amadeus IT Group SA, Class A	72,537	5,687,343
Grifols SA	152,411	5,118,761
Total		10,806,104
Sweden 4.5%
Atlas Copco AB, Class A	175,267	6,203,408
Sandvik AB	374,442	6,834,200
Total		13,037,608
Switzerland 2.0%
Sika AG	32,732	5,886,049
United Kingdom 28.4%
3i Group PLC	491,727	7,153,042
Ashtead Group PLC	114,210	3,686,459
Associated British Foods PLC	180,495	6,247,594
BT Group PLC	2,269,266	4,822,073
Galiform PLC	429,163	3,893,323
Persimmon PLC	175,807	7,077,661
Prudential PLC	350,261	6,227,776
RELX PLC	266,587	7,056,811
Rio Tinto PLC	105,085	5,619,343
St. James’s Place PLC	460,120	6,920,060
Tesco PLC	2,973,194	9,670,370
Unilever PLC	105,966	6,321,018
Vodafone Group PLC	3,795,359	7,456,818
Total		82,152,348
Total Common Stocks (Cost $246,246,563)		280,551,286

Columbia Contrarian Europe Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, January 31, 2020 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	8,035,557	8,035,557
Total Money Market Funds (Cost $8,035,557)		8,035,557
Total Investments in Securities (Cost $254,282,120)		288,586,843
Other Assets & Liabilities, Net		1,109,897
Net Assets		$289,696,740
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $2,861,203, which represents 0.99% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	18,179	36,794,279	(28,776,901)	8,035,557	250	—	8,657	8,035,557
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Europe Fund | Quarterly Report 2020